UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Capital Appreciation Fund

Investor Class (PRWCX)

This semi-annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Investor Class	$36	0.71%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$67,798,120
Number of Portfolio Holdings	250

Portfolio Turnover Rate	59.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.3%
Bonds	29.0
Reserves	9.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.0%
Microsoft	6.6
Amazon.com	4.2
NVIDIA	3.5
Becton Dickinson & Company	2.7
HUB International	2.6
Roper Technologies	2.6
PTC	2.3
Revvity	2.1
Meta Platforms	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F72-053 8/25

Capital Appreciation Fund

Investor Class (PRWCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Capital Appreciation Fund

Advisor Class (PACLX)

This semi-annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Advisor Class	$50	0.97%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$67,798,120
Number of Portfolio Holdings	250

Portfolio Turnover Rate	59.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.3%
Bonds	29.0
Reserves	9.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.0%
Microsoft	6.6
Amazon.com	4.2
NVIDIA	3.5
Becton Dickinson & Company	2.7
HUB International	2.6
Roper Technologies	2.6
PTC	2.3
Revvity	2.1
Meta Platforms	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F272-053 8/25

Capital Appreciation Fund

Advisor Class (PACLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Capital Appreciation Fund

I Class (TRAIX)

This semi-annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - I Class	$30	0.58%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$67,798,120
Number of Portfolio Holdings	250

Portfolio Turnover Rate	59.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.3%
Bonds	29.0
Reserves	9.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.0%
Microsoft	6.6
Amazon.com	4.2
NVIDIA	3.5
Becton Dickinson & Company	2.7
HUB International	2.6
Roper Technologies	2.6
PTC	2.3
Revvity	2.1
Meta Platforms	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F434-053 8/25

Capital Appreciation Fund

I Class (TRAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWCX Capital Appreciation
Fund
PACLX Capital Appreciation
Fund–
.
Advisor Class
TRAIX Capital Appreciation
Fund–
.
I Class

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 34 .62 $ 33 .91 $ 29 .73 $ 36 .96 $ 34 .11 $ 31 .22
Investment
activities
Net investment
income
(1)(2)
0 .34 0 .81 0 .77 0 .49 0 .35 0 .40
Net realized and
unrealized gain/
loss 1 .85 3 .49 4 .81 ( 4 .91 ) 5 .91 5 .21
Total from
investment
activities 2 .19 4 .30 5 .58 ( 4 .42 ) 6 .26 5 .61
Distributions
Net investment
income — ( 0 .80 ) ( 0 .71 ) ( 0 .47 ) ( 0 .35 ) ( 0 .40 )
Net realized gain — ( 2 .79 ) ( 0 .69 ) ( 2 .34 ) ( 3 .06 ) ( 2 .32 )
Total distributions — ( 3 .59 ) ( 1 .40 ) ( 2 .81 ) ( 3 .41 ) ( 2 .72 )
NET ASSET
VALUE
End of period $ 36 .81 $ 34 .62 $ 33 .91 $ 29 .73 $ 36 .96 $ 34 .11

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6 .33% 12 .69% 18 .83% ( 11 .94 ) % 18 .53% 18 .16%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .73%
(4)
0 .72% 0 .73% 0 .73% 0 .70% 0 .70%
Net expenses
after waivers/
payments by
Price Associates 0 .71%
(4)
0 .70% 0 .70% 0 .71% 0 .68% 0 .69%
Net investment
income 1 .95%
(4)
2 .23% 2 .38% 1 .45% 0 .95% 1 .26%
Portfolio turnover
rate 59 .1% 85 .0% 65 .1% 83 .9% 47 .8% 87 .3%
Net assets, end of
period (in millions) $36,202 $34,860 $31,624 $26,104 $40,460 $35,253
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 34 .04 $ 33 .39 $ 29 .30 $ 36 .49 $ 33 .70 $ 30 .88
Investment
activities
Net investment
income
(1)(2)
0 .29 0 .70 0 .68 0 .40 0 .24 0 .31
Net realized and
unrealized gain/
loss 1 .81 3 .45 4 .73 ( 4 .85 ) 5 .84 5 .13
Total from
investment
activities 2 .10 4 .15 5 .41 ( 4 .45 ) 6 .08 5 .44
Distributions
Net investment
income — ( 0 .71 ) ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .30 )
Net realized gain — ( 2 .79 ) ( 0 .69 ) ( 2 .34 ) ( 3 .06 ) ( 2 .32 )
Total distributions — ( 3 .50 ) ( 1 .32 ) ( 2 .74 ) ( 3 .29 ) ( 2 .62 )
NET ASSET
VALUE
End of period $ 36 .14 $ 34 .04 $ 33 .39 $ 29 .30 $ 36 .49 $ 33 .70

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6 .17% 12 .41% 18 .52% ( 12 .18 ) % 18 .22% 17 .80%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .00%
(4)
0 .99% 0 .99% 0 .99% 0 .99% 1 .00%
Net expenses
after waivers/
payments by
Price Associates 0 .97%
(4)
0 .96% 0 .96% 0 .97% 0 .97% 0 .99%
Net investment
income 1 .68%
(4)
1 .96% 2 .12% 1 .22% 0 .66% 0 .97%
Portfolio turnover
rate 59 .1% 85 .0% 65 .1% 83 .9% 47 .8% 87 .3%
Net assets, end of
period (in millions) $817 $790 $759 $654 $795 $770
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 34 .61 $ 33 .90 $ 29 .72 $ 36 .99 $ 34 .14 $ 31 .24
Investment
activities
Net investment
income
(1)(2)
0 .36 0 .85 0 .81 0 .56 0 .40 0 .44
Net realized and
unrealized gain/
loss 1 .86 3 .50 4 .82 ( 4 .95 ) 5 .91 5 .22
Total from
investment
activities 2 .22 4 .35 5 .63 ( 4 .39 ) 6 .31 5 .66
Distributions
Net investment
income — ( 0 .85 ) ( 0 .76 ) ( 0 .54 ) ( 0 .40 ) ( 0 .44 )
Net realized gain — ( 2 .79 ) ( 0 .69 ) ( 2 .34 ) ( 3 .06 ) ( 2 .32 )
Total distributions — ( 3 .64 ) ( 1 .45 ) ( 2 .88 ) ( 3 .46 ) ( 2 .76 )
NET ASSET
VALUE
End of period $ 36 .83 $ 34 .61 $ 33 .90 $ 29 .72 $ 36 .99 $ 34 .14

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
6 .41% 12 .84% 18 .98% ( 11 .84 ) % 18 .67% 18 .31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .60%
(4)
0 .60% 0 .60% 0 .60% 0 .59% 0 .59%
Net expenses
after waivers/
payments by
Price Associates 0 .58%
(4)
0 .57% 0 .58% 0 .58% 0 .57% 0 .58%
Net investment
income 2 .08%
(4)
2 .35% 2 .50% 1 .67% 1 .06% 1 .37%
Portfolio turnover
rate 59 .1% 85 .0% 65 .1% 83 .9% 47 .8% 87 .3%
Net assets, end of
period (in millions) $30,779 $28,586 $24,084 $18,698 $12,654 $8,901
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Capital Appreciation Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 21,948
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 16,936
Total Asset-Backed Securities (Cost $39,853) 38,884
BANK LOANS  8.0% (2)
ADMI, FRN
1M TSFR + 3.38%, 7.816%, 12/23/27  5,031,963 4,753
ADMI, FRN
1M TSFR + 3.75%, 8.191%, 12/23/27  24,142,841 22,966
AmWINS Group, FRN
1M TSFR + 2.25%, 6.577%, 1/30/32  381,701,957 381,771
Applied Systems, FRN
3M TSFR + 2.50%, 6.796%, 2/24/31 (3) 650,211,992 652,650
Applied Systems, FRN
3M TSFR + 4.50%, 8.796%, 2/23/32  90,567,360 92,673
Ascend Learning, FRN
1M TSFR + 3.00%, 12/11/28 (3) 59,120,828 59,084
AthenaHealth Group, FRN
1M TSFR + 2.75%, 7.077%, 2/15/29  94,461,255 94,314
Avantor Funding, FRN
1M TSFR + 2.00%, 6.427%, 11/8/27  706,585 709
Azalea Topco, FRN
1M TSFR + 3.25%, 7.577%, 4/30/31  114,239,728 114,383
Broadstreet Partners, FRN
1M TSFR + 3.00%, 7.327%, 6/13/31 (3) 348,516,151 348,858
CCC Intelligent Solutions, FRN
1M TSFR + 2.00%, 6.327%, 1/23/32  56,485,389 56,479
CPI Holdco, FRN
1M TSFR + 2.00%, 5/19/31 (3) 34,219,000 34,099
CPI Holdco, FRN
1M TSFR + 2.25%, 6.577%, 5/17/31  95,618,000 95,498
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.327%, 10/9/29  105,646,223 105,845
Epicor Software, FRN
1M TSFR + 2.75%, 7.077%, 5/30/31  107,120,998 107,336
Filtration Group, FRN
1M EURIBOR + 3.50%, 5.429%, 10/21/28 (EUR)  65,339,526 76,870
Filtration Group, FRN
1M TSFR + 3.00%, 7.327%, 10/21/28 (3) 333,416,192 334,560

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Four Seasons Hotels, FRN
1M TSFR + 1.75%, 6.077%, 11/30/29 (3) 9,479,777 9,527
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.069%, 11/8/30  212,355,459 212,986
HUB International, FRN
3M TSFR + 2.50%, 6.769%, 6/20/30  785,034,502 787,209
Icon Parent, FRN
3M TSFR + 3.00%, 7.205%, 11/13/31  94,908,634 94,986
Icon Parent, FRN
6M TSFR + 5.00%, 9.205%, 11/12/32  56,930,700 57,358
Informatica, FRN
1M TSFR + 2.25%, 6.577%, 10/27/28  53,995,338 54,181
IRB Holding, FRN
1M TSFR + 2.50%, 6.827%, 12/15/27  96,479,253 96,445
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 8.327%, 1/21/30  187,683,266 188,152
Mariner Wealth Advisors, FRN
3M TSFR + 2.50%, 6.796%, 12/22/30 (3) 96,935,194 97,137
Mister Car Wash Holdings, FRN
1M TSFR + 2.50%, 6.827%, 3/27/31  31,453,804 31,487
Quartz AcquireCo, FRN
3M TSFR + 2.25%, 6.546%, 6/28/30  36,509,449 36,601
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 6.08%, 1/25/31  101,729,147 101,819
Storable, FRN
1M TSFR + 3.25%, 7.577%, 4/16/31  65,168,788 65,047
Trans Union, FRN
1M TSFR + 1.75%, 6.177%, 11/16/26  7,273,252 7,276
TransDigm, FRN
3M TSFR + 2.75%, 7.046%, 8/24/28 (3) 104,329,337 104,664
TransDigm, FRN
3M TSFR + 2.75%, 7.046%, 3/22/30 (3) 153,253,258 153,765
UKG, FRN
1M TSFR + 3.00%, 7.311%, 2/10/31  174,006,141 174,619
USI, FRN
3M TSFR + 2.25%, 6.546%, 11/21/29 (3) 166,951,320 166,612
USI, FRN
3M TSFR + 2.25%, 6.546%, 9/29/30  167,359,524 166,784
Varsity Brands, FRN
3M TSFR + 3.50%, 7.83%, 8/26/31  167,828,378 167,671
Wyndham Hotels & Resorts, FRN
1M TSFR + 1.75%, 6.077%, 5/24/30 (3) 36,597,700 36,722
Total Bank Loans (Cost $5,364,181) 5,393,896

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS  1.4%
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.17% (4)(5) 100,457,970 948,323
Total Bond Funds (Cost $968,725) 948,323
COMMON STOCKS  60.2%
COMMUNICATION SERVICES  3.3%
Interactive Media & Services  3.3%
Alphabet, Class A (6) 5,585,208 984,281
Meta Platforms, Class A  1,669,229 1,232,041
Total Communication Services 2,216,322
CONSUMER DISCRETIONARY  5.4%
Broadline Retail  4.2%
Amazon.com (7) 12,968,407 2,845,139
2,845,139
Hotels, Restaurants & Leisure  1.2%
Hilton Worldwide Holdings (6) 1,458,221 388,382
Yum! Brands (6) 2,758,900 408,814
797,196
Total Consumer Discretionary 3,642,335
CONSUMER STAPLES  0.2%
Beverages  0.2%
Keurig Dr Pepper  1,714,500 56,682
PepsiCo (6) 755,500 99,756
Total Consumer Staples 156,438
ENERGY  1.4%
Oil, Gas & Consumable Fuels  1.4%
Canadian Natural Resources  30,711,856 964,352
Total Energy 964,352
FINANCIALS  2.6%
Capital Markets  0.4%
CME Group  330,200 91,010
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $98,805 (7)
(8)(9) 7,057,619 98,805
Intercontinental Exchange  381,285 69,954
259,769
Financial Services  0.9%
Mastercard, Class A (6) 472,069 265,275

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A (6) 1,078,646 382,973
648,248
Insurance  1.3%
Aon, Class A  193,400 68,997
Hockey Parent Holdings, Acquisition Date: 9/14/23 - 5/2/25,
Cost $701,067 (7)(8)(9) 552,165 743,767
Marsh & McLennan  201,800 44,122
856,886
Total Financials 1,764,903
HEALTH CARE  11.2%
Biotechnology  0.4%
AbbVie (6) 788,500 146,361
Biogen (6)(7) 155,470 19,526
Cytokinetics (7) 2,437,725 80,542
246,429
Health Care Equipment & Supplies  4.1%
Abbott Laboratories (6) 5,230,778 711,438
Becton Dickinson & Company (6) 10,483,948 1,805,860
GE HealthCare Technologies  720,800 53,390
Hologic (7) 3,317,890 216,194
2,786,882
Health Care Providers & Services  2.6%
Cardinal Health  517,118 86,876
Cencora  365,600 109,625
Cigna Group  865,100 285,985
McKesson  1,130,611 828,489
UnitedHealth Group (6) 1,377,020 429,589
1,740,564
Life Sciences Tools & Services  3.3%
Danaher  4,296,578 848,746
Revvity (5) 14,369,866 1,389,853
2,238,599
Pharmaceuticals  0.8%
Eli Lilly  617,522 481,377
Johnson & Johnson  420,900 64,292
545,669
Total Health Care 7,558,143
INDUSTRIALS & BUSINESS SERVICES  5.0%
Aerospace & Defense  0.9%
L3Harris Technologies  102,900 25,811

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lockheed Martin  205,505 95,178
Northrop Grumman  219,900 109,946
RTX  2,682,071 391,636
622,571
Commercial Services & Supplies  0.6%
Veralto  2,876,108 290,343
Waste Management  446,300 102,123
392,466
Industrial Conglomerates  2.6%
Roper Technologies (6) 3,151,726 1,786,524
1,786,524
Machinery  0.9%
Fortive  4,547,041 237,037
Ingersoll Rand  4,344,674 361,390
598,427
Total Industrials & Business Services 3,399,988
INFORMATION TECHNOLOGY  21.6%
Electronic Equipment, Instruments & Components  1.6%
Amphenol, Class A  10,113,003 998,659
Teledyne Technologies (7) 184,919 94,736
1,093,395
Semiconductors & Semiconductor Equipment  5.2%
Advanced Micro Devices (6)(7) 8,179,638 1,160,691
NVIDIA (6) 15,069,960 2,380,903
3,541,594
Software  13.5%
Aurora Innovation (5)(7) 129,151,911 676,756
Autodesk (7) 2,095,574 648,727
Intuit  895,373 705,223
Microsoft (6) 8,981,839 4,467,656
PTC (5)(7) 8,693,724 1,498,276
Salesforce  1,300,367 354,597
Workday, Class A (7) 3,449,999 828,000
9,179,235
Technology Hardware, Storage & Peripherals  1.3%
Apple (6) 4,263,096 874,659
874,659
Total Information Technology 14,688,883

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.5%
Construction Materials  0.5%
Vulcan Materials  1,248,900 325,738
Total Materials 325,738
REAL ESTATE  0.2%
Specialized Real Estate Investment Trusts  0.2%
American Tower, REIT  342,800 75,766
SBA Communications, REIT  196,900 46,240
Total Real Estate 122,006
UTILITIES  5.2%
Electric Utilities  0.2%
American Electric Power  479,900 49,794
Duke Energy  276,500 32,627
Exelon  1,371,300 59,542
141,963
Multi-Utilities  5.0%
Ameren  9,011,315 865,447
CenterPoint Energy  30,372,389 1,115,882
DTE Energy  2,277,900 301,731
NiSource (5) 26,273,686 1,059,880
WEC Energy Group  446,300 46,504
3,389,444
Total Utilities 3,531,407
Total Miscellaneous Common Stocks  3.6% (10) 2,442,072
Total Common Stocks (Cost $28,436,889) 40,812,587
CONVERTIBLE PREFERRED STOCKS  0.9%
INFORMATION TECHNOLOGY  0.9%
Software  0.9%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (7)
(8)(9) 2,141,932 226,938
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (7)
(8)(9) 177,514 18,974
Waymo, Series C-2, Acquisition Date: 1/12/24 - 9/27/24,
Cost $279,599 (7)(8)(9) 3,575,381 368,944
Total Information Technology 614,856
Total Convertible Preferred Stocks (Cost $479,803) 614,856

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS  6.9%
AmWINS Group, 6.375%, 2/15/29 (1) 38,954,000 39,684
AssuredPartners, 7.50%, 2/15/32 (1) 16,331,000 17,474
Avantor Funding, 3.875%, 11/1/29 (1) 96,931,000 91,357
Avantor Funding, 4.625%, 7/15/28 (1) 144,048,000 141,167
Ball, 6.00%, 6/15/29  54,640,000 56,006
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 21,029,000 20,173
Booz Allen Hamilton, 5.95%, 8/4/33  34,622,000 35,400
BroadStreet Partners, 5.875%, 4/15/29 (1) 83,664,000 82,514
Capstone Borrower, Series 2023, 8.00%, 6/15/30 (1) 3,093,000 3,224
Capstone Borrower, Series 2025, 8.00%, 6/15/30 (1) 27,265,000 28,356
CCO Holdings, 5.125%, 5/1/27 (1) 335,581,000 334,323
CCO Holdings, 5.50%, 5/1/26 (1) 17,243,000 17,221
Crowdstrike Holdings, 3.00%, 2/15/29  5,722,000 5,393
Crown Castle, 4.90%, 9/1/29  29,930,000 30,166
Ellucian Holdings, 6.50%, 12/1/29 (1) 35,120,000 35,822
Fair Isaac, 6.00%, 5/15/33 (1) 26,558,000 26,790
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 106,656,000 96,124
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 93,716,000 89,616
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 138,915,000 130,580
Hilton Domestic Operating, 4.875%, 1/15/30  85,086,000 84,448
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 110,462,000 110,738
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 45,189,000 46,149
Hilton Worldwide Finance, 4.875%, 4/1/27  35,184,000 35,140
Hologic, 3.25%, 2/15/29 (1) 23,463,000 22,319
HUB International, 5.625%, 12/1/29 (1) 46,850,000 46,674
HUB International, 7.25%, 6/15/30 (1) 590,152,000 616,709
HUB International, 7.375%, 1/31/32 (1) 327,463,000 342,608
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 42,681
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 28,070
KFC Holding, 4.75%, 6/1/27 (1) 138,818,000 138,124
Korn Ferry, 4.625%, 12/15/27 (1) 32,930,000 32,189
Lamar Media, 3.625%, 1/15/31  4,629,000 4,259
Lamar Media, 3.75%, 2/15/28  29,070,000 28,089
Lamar Media, 4.875%, 1/15/29  5,192,000 5,127
Life Time, 6.00%, 11/15/31 (1) 13,703,000 13,874
Mirant, EC, 7.90%, 7/15/09 (1)(7)(9) 16,000,000 —
PTC, 4.00%, 2/15/28 (1)(5) 35,640,000 34,571
Ryan Specialty, 4.375%, 2/1/30 (1) 13,021,000 12,582
Ryan Specialty, 5.875%, 8/1/32 (1) 51,485,000 51,871
SBA Communications, 3.125%, 2/1/29  114,835,000 108,519
SBA Communications, 3.875%, 2/15/27  102,093,000 100,562
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,651

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Service Corp. International, 3.375%, 8/15/30  25,630,000 23,515
Service Corp. International, 4.625%, 12/15/27  5,256,000 5,210
Service Corp. International, 5.75%, 10/15/32  34,093,000 34,349
Six Flags Entertainment, 5.25%, 7/15/29  29,626,000 28,922
Six Flags Entertainment, 5.375%, 4/15/27  94,597,000 94,124
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,407,000 115,119
Six Flags Entertainment, 6.50%, 10/1/28  63,975,000 64,775
Six Flags Entertainment, 7.00%, 7/1/25 (1) 16,312,000 16,312
Surgery Center Holdings, 7.25%, 4/15/32 (1) 26,448,000 26,878
TransDigm, 4.625%, 1/15/29  40,860,000 39,992
TransDigm, 6.375%, 3/1/29 (1) 163,459,000 166,932
TransDigm, 6.625%, 3/1/32 (1) 128,153,000 132,158
TransDigm, 7.125%, 12/1/31 (1) 77,268,000 80,745
USI, 7.50%, 1/15/32 (1) 130,102,000 136,932
Vail Resorts, 5.625%, 7/15/30 (1) 20,540,000 20,540
Vail Resorts, 6.50%, 5/15/32 (1) 40,779,000 42,053
VICI Properties, 5.75%, 4/1/34  29,240,000 29,870
Workday, 3.80%, 4/1/32  29,204,000 27,437
Yum! Brands, 3.625%, 3/15/31  58,638,000 53,947
Yum! Brands, 4.625%, 1/31/32  103,021,000 99,158
Yum! Brands, 4.75%, 1/15/30 (1) 46,941,000 46,296
Yum! Brands, 5.35%, 11/1/43  84,203,000 78,519
Yum! Brands, 5.375%, 4/1/32  121,538,000 120,930
Yum! Brands, 6.875%, 11/15/37  36,517,000 38,982
Total Corporate Bonds (Cost $4,596,026) 4,713,039
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $140,396 (7)(8)(9) 142,534 142,789
Total Financials 142,789
UTILITIES  0.0%
Electric Utilities  0.0%
CMS Energy, 5.875%, 10/15/78  341,046 7,514
Total Utilities 7,514
Total Preferred Stocks (Cost $148,922) 150,303

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  14.0%
U.S. Treasury Obligations  14.0%
U.S. Treasury Notes, 3.875%, 4/30/30  2,196,764,000 2,205,688
U.S. Treasury Notes, 3.875%, 6/30/30  276,718,000 277,756
U.S. Treasury Notes, 4.00%, 2/28/30  2,852,487,000 2,880,789
U.S. Treasury Notes, 4.00%, 3/31/30  1,653,978,000 1,669,484
U.S. Treasury Notes, 4.00%, 5/31/30  2,437,437,000 2,461,240
9,494,957
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $9,405,048) 9,494,957
SHORT-TERM INVESTMENTS  8.7%
Money Market Funds  8.7%
T. Rowe Price Government Reserve Fund, 4.37% (5)(11) 5,872,246,646 5,872,247
Total Short-Term Investments (Cost $5,872,247) 5,872,247
Total Investments in Securities
100.4% of Net Assets
(Cost $55,311,694) $ 68,039,092
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,519,084 and represents 5.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of June 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) SEC 30-day yield
(5) Affiliated Companies
(6) At June 30, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Non-income producing

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,600,217 and represents 2.4% of net assets.
(9) See Note 2. Level 3 in fair value hierarchy.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $130.00 6,176 84,000 (8,338)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $145.00 3,080 41,891 (1,709)
Bank of America
AbbVie, Call, 1/16/26 @
$195.00 4,117 76,420 (4,086)
Bank of America
AbbVie, Call, 1/16/26 @
$210.00 3,768 69,942 (1,912)
Bank of America
CenterPoint Energy, Call,
12/19/25 @ $35.00 16,378 60,173 (5,282)
Bank of America
Lockheed Martin, Call,
1/16/26 @ $500.00 821 38,024 (1,589)
Bank of America
Lockheed Martin, Call,
1/16/26 @ $520.00 1,234 57,152 (1,678)
Barclays Bank
Cardinal Health, Call,
1/16/26 @ $140.00 5,171 86,873 (17,271)
Barclays Bank
Cboe Global Markets, Call,
1/16/26 @ $230.00 1,027 23,951 (2,018)
Barclays Bank
CME Group, Call, 1/16/26
@ $250.00 1,372 37,815 (4,919)
Barclays Bank
CME Group, Call, 1/16/26
@ $270.00 1,930 53,195 (4,294)
Barclays Bank
Marsh & McLennan, Call,
12/19/25 @ $250.00 2,018 44,122 (530)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $580.00 1,373 77,154 (4,634)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $620.00 685 38,493 (1,204)
Citibank
Northrop Grumman, Call,
1/16/26 @ $530.00 826 41,298 (2,044)
Citibank
Northrop Grumman, Call,
1/16/26 @ $560.00 1,373 68,647 (2,046)
Citibank
PepsiCo, Call, 1/16/26 @
$160.00 3,438 45,395 (638)
Citibank
PepsiCo, Call, 1/16/26 @
$165.00 4,117 54,361 (558)
Goldman Sachs
American Electric Power,
Call, 1/16/26 @ $110.00 2,745 28,482 (885)
Goldman Sachs
American Electric Power,
Call, 1/16/26 @ $115.00 2,054 21,312 (344)
Goldman Sachs
American Tower, Call,
1/16/26 @ $210.00 3,428 75,766 (7,850)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Becton Dickinson &
Company, Call, 9/19/25 @
$255.00 1,437 24,752 (154)
Goldman Sachs
Intercontinental Exchange,
Call, 1/16/26 @ $165.00 2,059 37,777 (5,230)
Goldman Sachs
Intercontinental Exchange,
Call, 1/16/26 @ $185.00 1,710 31,373 (1,984)
Goldman Sachs
McKesson, Call, 1/16/26
@ $660.00 515 37,738 (5,588)
Goldman Sachs
McKesson, Call, 1/16/26
@ $680.00 514 37,665 (4,860)
Goldman Sachs
RTX, Call, 1/16/26 @
$140.00 5,112 74,645 (7,642)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $360.00 2,059 73,105 (5,168)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $390.00 2,258 80,170 (2,721)
JPMorgan Chase
SBA Communications,
Call, 12/19/25 @ $230.00 1,969 46,240 (3,712)
JPMorgan Chase
Waste Management, Call,
1/16/26 @ $230.00 3,431 78,508 (4,803)
JPMorgan Chase
Waste Management, Call,
1/16/26 @ $250.00 1,032 23,614 (568)
JPMorgan Chase
WEC Energy Group, Call,
12/19/25 @ $110.00 2,744 28,593 (556)
JPMorgan Chase
WEC Energy Group, Call,
12/19/25 @ $115.00 1,719 17,912 (155)
UBS Investment Bank
Alliant Energy, Call,
7/18/25 @ $67.50 3,270 19,774 (352)
UBS Investment Bank
Cencora, Call, 1/16/26 @
$260.00 2,058 61,709 (10,269)
UBS Investment Bank
Cencora, Call, 1/16/26 @
$270.00 1,598 47,916 (6,720)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$330.00 3,437 67,895 (34)
UBS Investment Bank
Duke Energy, Call, 1/16/26
@ $120.00 2,744 32,379 (1,468)
UBS Investment Bank
Exelon, Call, 1/16/26 @
$45.00 10,292 44,688 (1,981)
UBS Investment Bank
Exelon, Call, 1/16/26 @
$47.00 3,421 14,854 (402)
UBS Investment Bank
Keurig Dr Pepper, Call,
1/16/26 @ $35.00 17,145 56,681 (2,315)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
Willis Towers Watson, Call,
7/18/25 @ $360.00 1,243 38,098 (134)
Wells Fargo Bank
Aon, Class A, Call,
12/19/25 @ $390.00 891 31,787 (891)
Wells Fargo Bank
Aon, Class A, Call,
12/19/25 @ $430.00 1,043 37,210 (276)
Wells Fargo Bank
DTE Energy, Call, 7/18/25
@ $135.00 5,377 71,224 (511)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/16/26
@ $97.50 3,777 27,976 (359)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/16/26
@ $100.00 3,431 25,413 (240)
Wells Fargo Bank
Johnson & Johnson, Call,
1/16/26 @ $170.00 4,209 64,293 (936)
Wells Fargo Bank
L3Harris Technologies,
Call, 12/19/25 @ $230.00 1,029 25,811 (3,138)
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$125.00 2,959 27,113 (263)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $145.00 2,402 35,593 (2,834)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $160.00 3,157 46,780 (1,452)
Total Options Written (Premiums $(105,563)) $ (151,545)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Aurora Innovation  $ (3,984) $ (119,058) $ —
CMS Energy, 5.875%, 10/15/78  (2,162) 1,444 513
Fortive  96,374 (192,281) 1,933
NiSource  616 59,525 7,950
PTC  — (90,455) —
PTC, 4.00%, 2/15/28  — 772 673
Revvity  — (209,532) 1,938
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.17%  — (4,769) 33,587
T. Rowe Price Government Reserve Fund,
4.37% — — 84,658
Affiliates not held at period end (49) (1) 94
Totals $ 90,795 # $ (554,355) $ 131,346 +

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
Aurora Innovation  $ 844,038 $ — $ 48,224 $ 676,756
CMS Energy, 5.875%,
10/15/78  27,213 — 21,144 *
CMS Energy, 5.875%, 3/1/79  34 — 37 —
Fortive  1,606,345 — 1,177,027 *
NiSource  * 552,472 62,054 1,059,880
PTC  1,306,781 281,950 — 1,498,276
PTC, 4.00%, 2/15/28  28,259 5,540 — 34,571
Revvity  1,468,645 130,740 — 1,389,853
Revvity, 3.30%, 9/15/29  8,615 — 8,611 —
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.17%  919,663 33,429 — 948,323
T. Rowe Price Government
Reserve Fund, 4.37% 2,718,235 ¤ ¤ 5,872,247
Total $ 11,479,906 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $130,579 of dividend income and $767 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,198,746.

T. ROWE PRICE Capital Appreciation Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $55,311,694) $ 68,039,092
Interest and dividends receivable 181,553
Receivable for shares sold 60,243
Foreign currency (cost $26,520) 29,846
Cash 2,523
Receivable for investment securities sold 1,730
Other assets 722
Total assets 68,315,709
Liabilities
Payable for investment securities purchased 292,068
Options written (premiums $105,563) 151,545
Payable for shares redeemed 38,282
Investment management fees payable 30,555
Due to affiliates 663
Payable to directors 52
Other liabilities 4,424
Total liabilities 517,589
NET ASSETS $ 67,798,120

T. ROWE PRICE Capital Appreciation Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 15,758,886
Paid-in capital applicable to 1,841,748,759 shares of
$0.0001 par value capital stock outstanding; 4,000,000,000
shares authorized 52,039,234
NET ASSETS $ 67,798,120
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $36,202,597; Shares outstanding:
983,374,160) $ 36.81
Advisor Class
(Net assets: $816,750; Shares outstanding: 22,597,437) $ 36.14
I Class
(Net assets: $30,778,773; Shares outstanding:
835,777,162) $ 36.83

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
.
  Interest $ 547,952
Dividend (net of foreign taxes of $3,232) 306,916
Other 8
Total income 854,876
Expenses
Investment management 187,961
Shareholder servicing
Investor Class $ 24,499
Advisor Class 613
I Class 1,446 26,558
Rule 12b-1 fees
Advisor Class 979
Prospectus and shareholder reports
Investor Class 199
Advisor Class 8
I Class 118 325
Registration 1,041
Custody and accounting 621
Directors 105
Legal and audit 34
Miscellaneous 113
Waived / paid by Price Associates (8,084)
Total expenses 209,653
Net investment income 645,223

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,981,859
Options written 66,634
Foreign currency transactions (1,251)
Net realized gain 2,047,242
Change in net unrealized gain / loss
Securities 1,401,666
Options written (67,779)
Other assets and liabilities denominated in foreign currencies 4,640
Change in net unrealized gain / loss 1,338,527
Net realized and unrealized gain / loss 3,385,769
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,030,992

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 645,223 $ 1,408,391
Net realized gain 2,047,242 5,326,126
Change in net unrealized gain / loss 1,338,527 588,851
Increase in net assets from operations 4,030,992 7,323,368
Distributions to shareholders
Net earnings
Investor Class – (3,313,494)
Advisor Class – (74,183)
I Class – (2,755,238)
Decrease in net assets from distributions – (6,142,915)
Capital share transactions
*
Shares sold
Investor Class 2,825,871 5,686,733
Advisor Class 41,317 93,884
I Class 2,534,109 5,045,061
Distributions reinvested
Investor Class – 3,228,830
Advisor Class – 72,939
I Class – 2,649,688
Shares redeemed
Investor Class (3,638,881) (6,368,311)
Advisor Class (62,592) (152,568)
I Class (2,168,526) (3,667,479)
Increase (decrease) in net assets from capital
share transactions (468,702) 6,588,777

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase during period 3,562,290 7,769,230
Beginning of period 64,235,830 56,466,600
End of period $ 67,798,120 $ 64,235,830
*Share information (000s)
Shares sold
Investor Class 80,501 157,250
Advisor Class 1,195 2,647
I Class 71,997 139,988
Distributions reinvested
Investor Class – 93,265
Advisor Class – 2,143
I Class – 76,581
Shares redeemed
Investor Class (103,921) (176,203)
Advisor Class (1,817) (4,282)
I Class (62,078) (101,158)
Increase (decrease) in shares outstanding (14,123) 190,231

T. ROWE PRICE Capital Appreciation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value. The fund has three classes of shares: the Capital Appreciation Fund (Investor Class), the Capital Appreciation Fund–Advisor Class (Advisor Class) and the Capital
Appreciation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule
12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Capital Appreciation Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Capital Appreciation Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Capital Appreciation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Capital Appreciation Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.  Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 14,927,737 $ — $ 14,927,737
Bond Funds 948,323 — — 948,323
Common Stocks 39,970,015 — 842,572 40,812,587
Convertible Preferred Stocks — — 614,856 614,856
Corporate Bonds — 4,713,039 — 4,713,039
Preferred Stocks 7,514 — 142,789 150,303
Short-Term Investments 5,872,247 — — 5,872,247
Total $ 46,798,099 $ 19,640,776 $ 1,600,217 $ 68,039,092
Liabilities
Options Written $ — $ 151,545 $ — $ 151,545
1
Includes Asset-Backed Securities, Bank Loans and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $182,336,000 for the six months ended June 30, 2025.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 135,379 $ 30,376 $ 676,817 $ 842,572
Convertible Preferred Stocks 465,977 148,879 — 614,856
Corporate Bonds — — — —
Preferred Stocks 139,708 3,081 — 142,789
Total $ 741,064 $ 182,336 $ 676,817 $ 1,600,217

T. ROWE PRICE Capital Appreciation Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 151,545
Total $ 151,545
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 66,634
Total $ 66,634
Change in Unrealized
Gain (Loss)
Equity derivatives $ (67,779)
Total $ (67,779)

T. ROWE PRICE Capital Appreciation Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of

T. ROWE PRICE Capital Appreciation Fund

underlying positions. As of June 30, 2025, securities valued at $101,679,000 had been posted by the fund to counterparties for bilateral derivatives. As of
June 30, 2025, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Capital Appreciation Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

T. ROWE PRICE Capital Appreciation Fund

Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $22,328,542,000 and $25,049,632,000, respectively, for the six months ended June 30, 2025. Purchases and sales of U.S. government securities aggregated $13,856,820,000 and $14,109,317,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $55,313,726,000. Net unrealized gain aggregated $12,577,211,000 at period-end, of which $13,628,230,000 related to appreciated investments and $1,051,019,000 related to depreciated investments.

T. ROWE PRICE Capital Appreciation Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
Effective April 30, 2019, Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.27% is applied to the fund’s average daily net assets that are equal to or greater than $27.5 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board.
Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived

T. ROWE PRICE Capital Appreciation Fund

were $5,560,000 and allocated ratably in the amounts of $2,988,000 for the
Investor Class, $68,000 for the Advisor Class, and $2,504,000 for the I Class,
for the six months ended June 30, 2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Capital Appreciation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses
decline
sufficiently to allow
repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $64,000 for Price Associates; $4,255,000 for T. Rowe Price Services, Inc.;
and $495,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Capital Appreciation Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
June 30, 2025, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,356,000, $31,000 and $1,137,000 for the Investor Class, Advisor Class and
I Class, respectively, for the six months ended June 30, 2025.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 2,524
Total Management Fee Waived $ 2,524

T. ROWE PRICE Capital Appreciation Fund

As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,188,057 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 5,607,259 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Capital Appreciation Fund

NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Capital Appreciation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Capital Appreciation Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group)
and third quintile (Advisor Class Expense Group and Expense Universe), and the
fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F72-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025